Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary Of Weighted Average Number Of Ordinary Shares Outstanding For Basic And Diluted EPS

	December 31, 2021	December 31, 2020
	Restated	Restated
Weighted average number of ordinary shares of NewAmsterdam Pharma	11,093,087	4,323,770
Exchange ratio	2.13	2.13
Adjusted number of shares(1)	23,636,341	9,212,775

Schedule Of Computation Of Basic And Diluted Loss Per Share

The following table sets forth the computation of basic and diluted loss per share:

(In thousands of Euro, except share and per share amounts)	2022	2021		2020
	Restated	Restated		Restated
Loss for the year	(78,052)	(28,599)		(5,749)
Weighted average number of ordinary shares	39,628,088	11,093,087	(1)	4,323,770	(1)
Basic and diluted loss per share	(1.97)	(2.58)	(1)	(1.33)	(1)
Weighted average number of ordinary shares - as recast(2)	39,628,088	23,636,341		9,212,775
Basic and diluted loss per share - as recast(2)	(1.97)	(1.21)		(0.62)